Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share for the years ended December 31, 2022, 2021 and 2020:

(in thousands, except per share data)	2022	2021	2020
Net income	$423,211	$512,599	$359,188

Weighted average number of common shares used to compute basic earnings per common share	227,577	227,983	228,427
Dilutive effect of outstanding stock options and restrictive stock units	2,555	3,403	3,350
Dilutive effect of outstanding warrants	4	648	2,437
Weighted average number of common shares used to compute diluted earnings per common share	230,136	232,034	234,214

Outstanding stock options and awards having no dilutive effect, not included in above calculation	146	8	11
Outstanding warrants having no dilutive effect, not included in above calculation	20,556	19,912	26,438

Basic earnings per common share	$1.86	$2.25	$1.57
Diluted earnings per common share	$1.84	$2.21	$1.53